PREPAYMENTS, NET	12 Months Ended
Dec. 31, 2024
PREPAYMENTS, NET
PREPAYMENTS, NET

NOTE 6 — PREPAYMENTS, NET

Prepayments consisted of the following:

	As of December 31,
	2024	2023
Prepayment for R&D	$13,296,763	$7,649,949
Prepayment for purchase of property and equipment	1,378,198	2,528,912
Prepayment for purchase of materials and others	3,305,963	2,726,440
Prepaid expense for others	319,196	613,120
Subtotal	18,300,120	13,518,421
Less: impairment loss	(4,867)	(5,002)
Subtotal, net	18,295,253	13,513,419
Less: Long term portion	(8,021,046)	(7,698,728)
Prepayments, net – current portion	$10,274,207	$5,814,691

Prepayments as of December 31, 2024 and December 31, 2023 were all made to third parties. The third-party R&D service provider issues a R&D progress report at the end of each period, and the Company recognizes the prepayment as R&D expenses based on the percentage of completion on the progress report, while the prepayment corresponding to uncompleted R&D is still recognized as prepayment.

The balance of the prepayment - impairment loss is as follows:

	For the years ended
	December 31,
	2024	2023	2022
Balance at the beginning of the year	$(5,002)	$—	$—
Additions charged to the impairment loss	—	(5,016)	—
Foreign currency translation adjustments	135	14	—
Balance at the end of the year	$(4,867)	$(5,002)	$—